Equity - Translation adjustment - Gains (losses) on exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exchange differences on translation [abstract]
Gain (loss) recognized in other comprehensive income during the period	€ (29)	€ (370)	€ 196
Reclassification to net income for the period	1	(4)	4
Total translation adjustments	€ (28)	€ (374)	€ 200